Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Segmented Information
Schedule of Geographical Segment Information

During the years ended December 31, 2023,2022, and 2021, the Company’s operations were in the resource industry in Turkey with head offices in Canada and a satellite office in Sofia, Bulgaria.

	Canada	Turkey	Bulgaria	Total (Restated – Note 27)
Year ended December 31, 2023
Revenue	$-	$16,797,366	$-	$16,797,366
Finance cost	2,202,324	46,731	-	2,249,055
Depletion	-	5,119,174	-	5,119,174
Depreciation	8,497	167,267	-	175,764
Accretion of asset retirement obligation	-	219,536	-	219,536
Stock-based compensation	2,397,261	-	-	2,397,261
Loss on debt extinguishment	8,500	-	-	8,500
Loss on impairment of assets held for sale	-	1,556,787	-	1,556,787
Gain on net monetary position	-	(18,984,099)	-	(18,984,099)
Net income (loss) (Restated – Note 27)	(7,900,218)	7,861,094	(4,718)	(43,842)
As at December 31, 2023
Non-current assets	$35,021	$53,710,753	$-	$53,745,774

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2022
Revenue	$-	$9,375,029	$-	$9,375,029
Finance cost	79,693	-	-	79,693
Depletion	-	1,451,032	-	1,451,032
Depreciation	4,826	140,209	-	145,035
Accretion of asset retirement obligation	-	264,075	-	264,075
Stock-based compensation	2,118,917	-	-	2,118,917
Loss on impairment of exploration and evaluation assets	-	-	3,101,343	3,101,343
Gain on debt extinguishment	97,051	-	-	97,051
Gain on net monetary position	-	1,826,495	-	1,826,495
Net income (loss)	(6,684,988)	3,577,954	(3,014,720)	(6,121,754)
As at December 31, 2022
Non-current assets	$42,781	$30,748,740	$-	$30,791,521

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2021
Revenue	$-	$3,700,727	$-	$3,700,727
Financing cost	176,386	-	-	176,386
Depletion	-	415,686	-	415,686
Depreciation	-	31,768	-	31,768
Accretion of asset retirement obligation	-	91,983	-	91,983
Stock-based compensation	336,366	-	-	336,366
Loss on debt extinguishment	159,383	-	-	159,383
Net loss	(4,501,973)	(379,473)	(11,680)	(4,893,126)
As at December 31, 2021
Non-current assets	$-	$1,573,185	$3,116,146	$4,689,331

Schedule of Net Revenue By Product Segment

The Company’s breakdown of net revenue by product segment is as follows:

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Oil	$3,055,800	$4,087,664	$3,219,792
Gas	13,741,566	5,287,365	480,935
	$16,797,366	$9,375,029	$3,700,727